Investments Accounted for Using Equity Method	12 Months Ended
Dec. 31, 2020
Disclosure In Investments In Associates And Joint Ventures [Abstract]
Investments Accounted for Using Equity Method
15.	INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD
	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Investments in associates	$7,139	$6,685
Investment in joint venture	—	10
	$7,139	$6,695

a.	Investments in associates
	Carrying Amount
	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Material associate
Next Commercial Bank Co., Ltd. (“NCB”) (Note)	$4,074	$3,777

Associates that are not individually material
Listed
Senao Networks, Inc. (“SNI”)	803	841
KingwayTek Technology Co., Ltd. (“KWT”)	217	213

Non-listed
ST-2 Satellite Ventures Pte. Ltd. (“STS”)	501	488
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	317	363
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	268	324
So-net Entertainment Taiwan Limited (“So-net”)	186	225
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	194	193
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	151	163
Taiwan International Ports Logistics Corporation (“TIPL”)	51	56
Click Force Co., Ltd. (“CF”)	37	33
Cornerstone Ventures Co., Ltd. (“CVC”)	5	6
Alliance Digital Tech Co., Ltd. (“ADT”)	3	3
UUPON Inc. (“UUPON”)	(3)	—
International Integrated System, Inc. (“IISI”)	335	—
MeWorks Limited (HK) (“MeWorks”)	—	—
	$7,139	$6,685

The percentages of ownership interests and voting rights in associates held by the Company as of balance sheet dates were as follows:

	% of Ownership Interests and Voting Rights
	December 31
	2019	2020
Material associate
Next Commercial Bank Co., Ltd. (“NCB”) (Note)	42	42

Associates that are not individually material
Senao Networks, Inc. (“SNI”)	34	34
KingwayTek Technology Co., Ltd. (“KWT”)	23	23
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	38	38
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	30	30
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	40	40
So-net Entertainment Taiwan Limited (“So-net”)	30	30
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	50	50
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	30	30
Taiwan International Ports Logistics Corporation (“TIPL”)	27	27
Click Force Co., Ltd. (“CF”)	49	49
Cornerstone Ventures Co., Ltd. (“CVC”)	49	49
Alliance Digital Tech Co., Ltd. (“ADT”)	14	14
UUPON Inc. (“UUPON”)	22	—
International Integrated System, Inc. (“IISI”)	31	—
MeWorks Limited (HK) (“MeWorks”)	20	—

Note:  NCB was a preparatory office on December 31, 2019.

Summarized financial information of NCB was set out below:

	December 31	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Assets	$10,452	$9,907
Lliabilities	(728)	(789)

Equity	$9,724	$9,118

The percentage of ownership interests held by the Company	41.9%	41.9%

Equity attributable to the Company	$4,074	$3,820
Unrealized gain or loss from downstream transactions	—	(43)

The carrying amount of investment	$4,074	$3,777

	Period from the Beginning Date of Preparation to December 31, 2019	Year Ended December 31, 2020
	NT$	NT$
	(In Millions)
Revenues	$—	$—

Net loss for the period	$(276)	$(605)
Other comprehensive income	—	—
Total comprehensive loss for the period	$(276)	$(605)

Except for NCB, no associate is considered individually material to the Company.

Summarized financial information of associates that are not individually material to the Company was as follows:

	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
		(In Millions)
The Company’s share of profits	$509	$575	$540
The Company’s share of other comprehensive income (loss)	5	(3)	(8)
The Company’s share of total comprehensive income	$514	$572	$532

The Level 1 fair values of associates based on the closing market prices as of the balance sheet dates were as follows:

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
SNI	$2,014	$1,708
KWT	$873	$676

The Company owns 14% equity shares of ADT.  As the Company remains its seat in the Board of Directors of ADT and considers the relative size of ownership interest and the dispersion of shares owned by the other stockholders, the Company has significant influence over ADT.  In June 2018, the stockholders of ADT approved to dissolve.  The liquidation of ADT is still in process.

HopeTech returned the proceeds of $19 million as a result of capital reduction in January 2018.  The Company received $3 million by disposing all shares of HopeTech in June 2018 and recognized disposal loss of $0.1 million.  HopeTech engages mainly in sale of information and communication technologies products.

The Company invested 50% equity shares of CPFI in October 2018.  The Company has only two out of five seats of the Board of Directors of CPFI, and has no control but significant influence over CPFI.  Therefore, the Company recognized CPFI as investment in associate.  CPFI engages mainly in investment business.

The Company invested 49% equity shares of CVC in October 2018.  The Company has only two out of five seats of the Board of Directors of CVC, and has no control but significant influence over CVC.  Therefore, the Company recognized CVC as investment in associate.  CVC engages mainly in investment business.

The participation of establishing NCB was approved by Chunghwa’s Board of Directors in January 2019.  The establishment of NCB was approved by the Financial Supervisory Commission in July 2019 and the incorporation of NCB was approved by the ROC’s Ministry of Economic Affairs Department of Commerce in January 2020.  Chunghwa prepaid investment funds to NCB in February and November 2019 amounting to $4,190 million, for ownership interest of 41.90%.  Although Chunghwa is the single largest stockholder of NCB, it only obtained six out of fifteen seats of the Board of Directors of NCB.  In addition, the management considered the size of ownership interest and the dispersion of shares owned by the other stockholders, other holdings are not extremely dispersed.  Chunghwa is not able to direct its relevant activities.  Therefore, Chunghwa does not have control over NCB and merely has significant influence over NCB and treats it as an associate.  NCB mainly engages in online banking business in Taiwan.

IISI issued new shares in March, September 2019 and April 2020, as its employees exercised options; therefore, the Company’s ownership interest in IISI decreased to 31.47% and 31.16% as of December 31, 2019 and June 30, 2020, respectively.  The additional investment of 20.58% ownership interest in IISI was approved by Chunghwa’s Board of Directors in January 2020 and the equity transaction was completed in July 2020.  As the business combination was achieved in stages, the Company remeasured the previously held equity interest of IISI and recognized gain on disposal of $1 million on the acquisition date.  The Company treated IISI as a subsidiary starting from the acquisition date and included IISI and its subsidiaries in the consolidated financial statements.  Please refer to Note 14(c).

The Company disposed some shares of KWT in April 2019 before KWT traded its shares on the General Stock Market of the Taipei Exchange according to the local requirements and recognized gain on disposal of $151 million.  In addition, the Company did not participate in the capital increase of KWT in May 2019 and KWT repurchased its stock from December 2019 to February 2020.  Therefore, the Company’s ownership interest in KWT changed to 22.52% and 22.72% as of December 31, 2019 and 2020, respectively.

UUPON reduced 95.44% of its capital to offset accumulated deficits in September 2020 and the Company did not participate in the capital increase of UUPON in October 2020. Therefore, the Company’s ownership interest in UUPON decreased to 5.36% and lost its significant influence over UUPON.  Hence the Company discontinued to treat UUPON as an associate. Instead, the Company treated it as a financial asset at fair value through other comprehensive income and recognized gain on disposal of $15 million.

The aforementioned gains on disposal were included under “other gains and losses” in the consolidated statements of comprehensive income.

The Company disposed of all shares of MeWorks in September 2020.

b.	Investment in joint venture
	Carrying Amount		% of Ownership Interests and Voting Rights
	December 31		December 31
Name of Joint Venture	2019	2020	2019	2020
Non-listed
Chunghwa SEA Holdings (“CHT SEA”)	$—	$10	—	51

The Company invested $10 million to establish a joint venture, CHT SEA, with Delta Electronics, Inc and Kwang Hsing Industrial Co., Ltd. in December 2020 and obtained 51% equity shares of CHT SEA.  However, according to the mutual agreements among stockholders, the Company does not individually direct CHT SEA’s relevant activities and has joint control with the other party; therefore, the Company treated CHT SEA as a joint venture.